Credit from Banks and Others	12 Months Ended
Dec. 31, 2021
Credit From Banks And Others [Abstract]
Note 13 - Credit from Banks and Others
Note 13 - Credit from Banks and Others

A.	Composition

As of December 31
2021	2020
$ millions	$ millions

Short-term debt
From financial institutions	327	296
Current maturities of:
Debentures	131	206
Long-term loans from financial institutions	56	90
Lease Liability	63	64
Long-term loans from others	-	23
	250	383
Total Short-Term debt	577	679
Long- term debt and debentures
Long term lease liability	299	325
Loans from financial institutions	679	194
Other loans	-	24
	978	543

Marketable debentures	1,517	1,618
Non-marketable debentures	191	275
	1,708	1,893
	2,686	2,436
Less – current maturities of:
Debentures	131	206
Long-term loans from financial institutions	56	90
Lease liability	63	64
Long-term loans from others	-	23
	250	383

Total Long- term debt and debentures	2,436	2,053

For further information, see Note 21.

B.	Yearly movement in Credit from Banks and Others (*)

As of December 31
2021	2020
$ millions	$ millions

Balance as of January 1	2,660	2,559
Changes from financing cash flows
Additions in respect of business combination	171	-
Receipt of long-term debts	1,230	1,175
Repayment of long-term debt	(1,120)	(1,133)
Repayment of short-term credit	(58)	(52)
Interest paid	(112)	(109)
Receipt (payments) from transaction in derivatives	(17)	24
Total net financing cash flows	94	(95)
Initial recognition of lease liability	37	80
Interest expenses	126	120
Effect of changes in foreign exchange rates	(21)	84
Change in fair value of derivatives	(24)	(53)
Other changes	42	(35)
Balance as of December 31	2,914	2,660

(*) The balance includes Short-term debt, derivatives on loans and debentures, loans and debentures and interest payables.

C.	Sale of receivables under securitization transaction

In September 2020, the Company and certain subsidiaries (hereinafter – the Subsidiaries) signed a series of agreements regarding a securitization transaction with three international banks (hereinafter – the Lending Banks) for the sale of their trade receivables to a special company which was established specifically for this purpose (hereinafter – the Acquiring Company).

The new securitization agreements were signed with a committed amount of $300 million and an additional uncommitted amount of $100 million, maturing in September 2025 (hereinafter – the Agreements). These Agreements replace the prior securitization agreements, which expired in September 2020. The structure and terms of the Agreements are very similar to the prior securitization agreement.

The Company’s policy is to utilize the securitization limit based on its cash flow needs, alternative financing sources and market conditions. According to the Agreements, the Company undertook to comply with a financial covenant according to which the ratio of net debt to EBITDA will not exceed 4.75. If the Company does not meet this ratio, the Acquiring Company can discontinue acquiring new trade receivables (without affecting existing acquisitions). As of the reporting date, the Company complies with the above financial covenant.

The Acquiring Company finances acquisition of the debts through a loan received from a financial institution that is not affiliated with the Company. The period during which the Subsidiaries are entitled to sell their trade receivables to the Acquiring Company is five years from the closing date of the transaction, both parties have the option, at the end of each year, to notify for the transaction’s cancellation. Once the Company has transferred its trade receivables, it no longer has the right to sell them to another party. The selling price of the trade receivables is the amount of the debt sold, less the calculated interest cost based on the expected period between the sale date of the customer debt and its repayment date. Upon acquisition of the debt, the Acquiring Company pays part of the debt price in cash and the remainder in a subordinated note, which is paid after collection of the debt sold. The rate of the cash consideration varies depending on the composition and behavior of the customer portfolio. The Subsidiaries continue to handle the collection of the trade receivables included in the securitization transaction, on behalf of the Acquiring Company.

In addition, the Agreements set several conditions regarding the quality of the customer portfolios, which give the Lending Banks the option of terminating the undertaking or excluding the subsidiaries whose customer portfolios do not meet the provided conditions from the Agreements.

The trade receivables are fully presented in the Company’s statements of financial position and the receipts received from the Acquiring Company are presented as a financial liability under short-term credit. As of December 31, 2021, utilization of the securitization facility within this framework amounted to $180 million (December 31, 2020 - $183 million).

D.	Information on material loans and debentures outstanding as of December 31, 2021:

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	U.S. Dollar	715	6.38%	May 2038	(4), (5)
Debentures - Series E	April 2016	1,569	Israeli Shekel	378	2.45%	2021- 2024 (annual installment)	Partially repaid (1), (4)
Debentures (private offering) – 3 series	January 2014	275	U.S. Dollar	145 46	5.16% 5.31%	January 2024 January 2026	(1)
Debentures - Series G	January/May 2020	766	Israeli Shekel	241	2.40%	2022- 2034 (annual installment)	(4)
Debentures - Series D	December 2014	184	U.S. Dollar	183	4.50%	December 2024	(4), (5)
SLL	September 2021	250	Euro	282	0.80%	September 2026	(2)
Loan - European Bank	September 2021	25	Euro	28	0.95%	June 2025	(3)
Loan-Israeli institutions	November 2013	300	Israeli Shekel	56	4.74%	2015-2024 (annual installment)	Partially repaid
Loan - Asian Bank	May 2020, May 2021	151	Chinese Yuan	20	4.25%-4.95%	December 2020 - May 2023 March 2021-March 2024	Partially repaid
	September 2020, March 2021	380		56	4.25%-4.40%
Loan - Brazilian Bank	December 2014-January 2021	350	Brazilian Real	47	4%-8%	January 2015-June 2025	Partially repaid

Additional Information:

(1)	In January 2021, the Company repaid $84 million of a private placement bond as scheduled. In March 2021, the Company repaid NIS 392 million (about $118 million) of Series E debentures, out of the total NIS 1,569 million (about. $487 million), as scheduled. In December 2021 the Company repaid an amount of $ 69.4 million in accordance with the agreement of loan with European Bank.

(2)

In September 2021, the Company entered into a new sustainability linked loan (SLL) agreement in the amount of €250 million, with a five-year term through 2026 and a fixed annual interest rate of 0.8%. The loan was entered into with a group of five leading global lenders.

The loan is an innovative step forward in the Company’s ongoing sustainability efforts and includes three sustainability performance targets: (1) an annual 4% to 5% reduction in direct and indirect Scope 1 and Scope 2 CO2e emissions resulting from ICL global operations. (2) Through 2025, the Company is committed to adding a significant number of Tfs (Together for Sustainability) qualified vendors each year who meet criteria of management, environment, health and safety, labor and human rights, ethics, and governance and (3) for women to hold at least 25% of senior management roles, by the end of 2024.

(3)	In September 2021, ICL Iberia signed a new loan agreement in the amount of €25 million with a 45-month term through 2025 and a fixed annual interest rate of 0.95%.

(4)

On June 23, 2021, the credit rating agency S&P reaffirmed the Company’s international credit rating and senior unsecured rating 'BBB-’. In addition, the credit rating agency S&P Ma’alot reaffirmed the Company’s credit rating 'ilAA’ with a stable rating outlook. As of December 31, 2021, the Company is in compliance with all its financial covenants set forth in its financing agreements. For more details see note 13F.

(5)

On June 21, 2021, the credit rating agency Fitch Ratings reaffirmed the Company’s long-term issuer default rating and senior unsecured rating at 'BBB-’. The outlook on the long-term Issuer default rating is stable.

E.	Credit facilities:

Issuer	Group of international banks (1)	European bank	Brazilian bank (2)
Date of the credit facility	March 2015	December 2016	March 2021
Date of credit facility termination	March 2025	May 2024	March 2023
The amount of the credit facility	USD 1,200 million	USD 30 million	BRL 230 million
Credit facility has been utilized	Euro 150 million	USD 30 million	BRL 180 million
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	30 million dollar-Libor + 0.80%	CDI + 0.95%
Loan currency type	USD and Euro loans	USD loans	BRL loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D and a negative pledge.	-
Non-utilization fee	0.21%	-	-

(1)
In October 2021, an additional bank joined the credit facility agreement, increasing the revolving credit facility by an additional $100 million, leading to a total amount of $1.2 billion. Most banks signed on to continue the credit facility agreement and from March 2023 to March 2025, the total credit facility will amount to $1 billion. As of December 31, 2021, the Company had utilized approximately $170 million of the facility’s framework.

(2)
In March 2021, the Company signed a framework credit facility agreement with MUFG Bank for a period of two years, according to which the Company can withdraw up to BRL 230 million (about $42 million). As of December 31, 2021, the Company has withdrawn BRL 180 million (about $32 million), with a maturity date of March 2023.

F.	Restrictions on the Group relating to the receipt of credit

As part of the loan’s agreements the Company has signed, various restrictions apply including sustainability performance targets and financial covenants, a cross‑default mechanism and a negative pledge.

Set forth below is information regarding the financial covenants applicable to the Company as part of the loan agreements and the compliance therewith.

Financial Covenants:

Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio
December 31, 2021

Total shareholder’s equity	Equity greater than $2,000 million	$4,527 million
Ratio of EBITDA to the net interest expenses	Equal to or greater than 3.5	14.98
Ratio of the net financial debt to EBITDA	Less than 3.5	1.38
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	4.51%

(1)

The examination of compliance with the financial covenants is based on the Company’s consolidated financial statements. As of December 31, 2021, the Company complies with all of its financial covenants.

G.	Pledges and Restrictions Placed in Respect of Liabilities

(1)
The Company has undertaken various obligations in respect of loans and credit lines from banks, including a negative pledge, whereby the Company committed, among other things, in favor of the lenders, to limit guarantees and indemnities to third parties (other than guarantees in respect of subsidiaries) up to an agreed amount of $550 million. The Company has also committed to grant loans only to subsidiaries and to associated companies, in which it holds at least 25% of the voting rights. The Company has further committed not to grant any credit, other than in the ordinary course of business, and not to register any charges on its existing and future assets and income. For further information regarding the covenants in respect of these loans and credit lines, see item F above.

(2)	As of December 31, 2021, the total guarantees provided by the Company were in the amount of $93 million (December 31, 2020 - $92 million).